Borrowings - Long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Borrowings [Abstract]
Debt issued by the Company		¥ 2,869,376	¥ 2,869,462
Debt issued by subsidiaries-guaranteed by the Company		2,590,768	2,232,635
Debt issued by subsidiaries-not guaranteed by the Company	[1]	2,455,625	2,280,410
Total		¥ 7,915,769	¥ 7,382,507

[1]	Includes trading balances of secured borrowings.